Note 5 - Personnel Expenses Including Share-based Remuneration - RSUs Activities (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Outstanding at period start	2,983,940	4,244,132
Granted during the period	401,818	1,019,000
Forfeited during the period	(346,200)	(550,700)
Exercised during the period	(1,122,818)	(1,728,492)
Expired during the period
Outstanding at period end	1,916,740	2,983,940